Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,287,351	$ 7,795,222
Less: accumulated depreciation	(2,306,659)	(1,892,273)
Property and equipment, net	5,980,692	5,902,949
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	527,372	414,230
Office equipment, fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,042,230	1,997,452
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	179,273	184,308
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,455,440	4,580,571
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,083,036	$ 618,661